Business combination - Dissenting Shareholders (Details) - DigitalGlobe $ in Millions	Dec. 31, 2017 USD ($) shareholder	Oct. 05, 2017 USD ($) shareholder
Business combination
Number of dissenting preferred shareholders		80,000
Number of dissenting common shareholders		352,225
Number of common shareholders that withdrew their dissent	90,000
Merger consideration to be settled | $	$ 3.1	$ 3.1
Liability to dissenting shareholders | $	$ 116.7	$ 114.9
Federal Reserve Discount Rate
Business combination
Interest rate margin (as a percent)	5.00%